CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents		¥ 2,117,006	$ 332,204	¥ 721,462
Restricted cash		20,941	3,286	110,787
Short-term investments (including investments measured as fair value of 2,797,900 and nil as of December 31, 2020 and 2021, respectively)		113,757	17,853	3,717,900
Prepaid expenses and other current assets		229,662	36,038	261,182
Total current assets		2,481,366	389,381	4,811,331
Non-current assets
Property and equipment, net		15,107	2,370	45,085
Long-term investments				250,000
Operating lease right-of-use assets		28,605	4,489	267,117
Other non-current assets		1,978	310	56,802
TOTAL ASSETS		2,527,056	396,550	5,430,335
Current liabilities (including amounts of the consolidated VIEs without recourse to Zhangmen Education Inc. See Note 2)
Accrued payroll and other human resource expenses		970,931	152,360	991,304
Deferred revenue, current		1,332,047	209,027	2,498,891
Refund liabilities		950,497	149,154	356,721
Operating lease liabilities, current		16,157	2,535	122,325
Other current liabilities		91,477	14,355	430,826
Total current liabilities		3,361,109	527,431	4,400,067
Non-current liabilities
Deferred revenue, non-current				1,091,117
Operating lease liabilities, non-current		12,979	2,037	148,140
Other non-current liabilities				11,334
TOTAL LIABILITIES		3,374,088	529,468	5,650,658
Commitments and Contingencies (Note 12)
MEZZANINE EQUITY (Aggregated liquidation preference of RMB 6,293,449 and RMB nil as of December 31, 2020 and 2021)
Series convertible redeemable preferred shares				6,220,779
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	[1]			20
Additional paid-in capital		9,156,229	1,436,812
Accumulated other comprehensive loss		(138,873)	(21,792)	(86,032)
Accumulated deficit		(9,864,477)	(1,547,952)	(6,355,090)
TOTAL SHAREHOLDERS’ DEFICIT		(847,032)	(132,918)	(6,441,102)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT		2,527,056	396,550	5,430,335
Series Seed Convertible Redeemable Preferred Shares
MEZZANINE EQUITY (Aggregated liquidation preference of RMB 6,293,449 and RMB nil as of December 31, 2020 and 2021)
Series convertible redeemable preferred shares				4,280
Series A-1 Convertible Redeemable Preferred Shares
MEZZANINE EQUITY (Aggregated liquidation preference of RMB 6,293,449 and RMB nil as of December 31, 2020 and 2021)
Series convertible redeemable preferred shares				52,398
Series A-2 Convertible Redeemable Preferred Shares
MEZZANINE EQUITY (Aggregated liquidation preference of RMB 6,293,449 and RMB nil as of December 31, 2020 and 2021)
Series convertible redeemable preferred shares				302,763
Series B Convertible Redeemable Preferred Shares
MEZZANINE EQUITY (Aggregated liquidation preference of RMB 6,293,449 and RMB nil as of December 31, 2020 and 2021)
Series convertible redeemable preferred shares				204,593
Series C-1 Convertible Redeemable Preferred Shares
MEZZANINE EQUITY (Aggregated liquidation preference of RMB 6,293,449 and RMB nil as of December 31, 2020 and 2021)
Series convertible redeemable preferred shares				377,499
Series C-2 Convertible Redeemable Preferred Shares
MEZZANINE EQUITY (Aggregated liquidation preference of RMB 6,293,449 and RMB nil as of December 31, 2020 and 2021)
Series convertible redeemable preferred shares				60,281
Series C-3 Convertible Redeemable Preferred Shares
MEZZANINE EQUITY (Aggregated liquidation preference of RMB 6,293,449 and RMB nil as of December 31, 2020 and 2021)
Series convertible redeemable preferred shares				22,272
Series D Convertible Redeemable Preferred Shares
MEZZANINE EQUITY (Aggregated liquidation preference of RMB 6,293,449 and RMB nil as of December 31, 2020 and 2021)
Series convertible redeemable preferred shares				906,356
Series E Convertible Redeemable Preferred Shares
MEZZANINE EQUITY (Aggregated liquidation preference of RMB 6,293,449 and RMB nil as of December 31, 2020 and 2021)
Series convertible redeemable preferred shares				2,153,870
Series F-1 Convertible Redeemable Preferred Shares
MEZZANINE EQUITY (Aggregated liquidation preference of RMB 6,293,449 and RMB nil as of December 31, 2020 and 2021)
Series convertible redeemable preferred shares				156,123
Series F-2 Convertible Redeemable Preferred Shares
MEZZANINE EQUITY (Aggregated liquidation preference of RMB 6,293,449 and RMB nil as of December 31, 2020 and 2021)
Series convertible redeemable preferred shares				¥ 1,980,344
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	[1]	77	12
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	[1]	¥ 12	$ 2

[1]	The Company declared a Redesignation (Note 1) of Ordinary Shares into Class A Ordinary Shares and Class B Ordinary Shares on a one-on-one basis immediately prior to the initial public offering (“IPO”). The accompanying notes are an integral part of the consolidated financial statements.